Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2025	Jun. 30, 2025	Jun. 30, 2025
Paradigm Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Paradigm Value Fund
Average Annual Return, Percent	1.18%	12.15%	8.61%
Paradigm Select Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Paradigm Select Fund
Average Annual Return, Percent	1.49%	12.82%	10.26%
Paradigm Micro-Cap Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Paradigm Micro-Cap Fund
Average Annual Return, Percent	(4.96%)	13.27%	9.85%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2000® Value Index
Average Annual Return, Percent	5.54%	12.47%	6.72%
Russell 2500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 2500® Index
Average Annual Return, Percent	9.91%	11.44%	8.39%
Russell Microcap® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell Microcap® Index
Average Annual Return, Percent	13.40%	9.30%	6.03%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	15.16%	16.64%	13.65%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Average Annual Return, Percent	15.16%	16.64%	13.65%